U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



      1. Name and address of issuer: Equity Fund, Inc., One Seaport Plaza, New York, New York 10292.

     2.   Name of each series or class of funds for which this  notice is filed:
The Fund offers three classes of shares designated Class A, Class B and Class C.

     3.   Investment Company Act File Number:  811-3326.
          Securities Act File Number: 2-75128.

      4. Last day of fiscal year for which this notice is filed: December 31, 1995.

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

      6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: ____/$__.

      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None/$0.

      9. Number and aggregate sale price of securities sold during the fiscal year: 154,547,897/$2,328,004,405.

     10.   Number and aggregate sale price of securities sold during  the fiscal
year    in    reliance    upon   registration   pursuant    to    rule    24f-2:
154,547,897/$2,328,004,405.

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 9,919,457/$156,970,116.

    12.   Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year in
           reliance on rule 24f-2 (from item 10):  $2,328,004,405

    (ii)   Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from item 11, if applicable):    +  156,970,116

   (iii)   Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                        -1,950,285,047

    (iv)   Aggregate price of shares redeemed or
           repurchased and previously applied
           as a reduction to filing fees
           pursuant to rule 24e-2
           (if applicable):                        +          -0-

     (v)   Net aggregate price of securities
           sold and issued during the fiscal
           year in reliance of rule 24f-2
           [line (i), plus line (ii), less
           line (iii), plus line (iv)]
           (if applicable):                           534,689,474

    (vi)   Multiplier prescribed by section
           6(b) of the Securities Act of 1933
           or other applicable law or regulation
           (see instruction C.6):                  x       1/2900

   (vii)   Fee due [line (i) or line (v)
           multiplied by line (vi)]:                   184,375.68

Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

     13.     Check  box if fees are being remitted to the Commission's   lockbox
depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                              [x]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1996.

                            SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                  /s/ S. Jane Rose
                               By (S. Jane Rose, Secretary)


 Date February 27, 1996














EQF-296.NOT